Balance Sheet Accounts and Supplemental Disclosures	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Balance Sheet Accounts and Supplemental Disclosures

Note 5. Balance Sheet Accounts

a. Fair Value of Financial Instruments

The accounting standards use a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The following are measured at fair value:

	Total	Fair value measurement at May 31, 2013
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$612.2	$612.2	$—	$—

	Total	Fair value measurement at November 30, 2012
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$166.0	$166.0	$—	$—

As of May 31, 2013, a summary of cash and cash equivalents and the grantor trust by investment type is as follows:

	Total	Cash and Cash Equivalents	Money Market Funds
	(In millions)
Cash and cash equivalents	$134.6	$5.4	$129.2
Restricted cash(1)	470.0	—	470.0
Grantor trust (included as a component of other current and noncurrent assets)	13.0	—	13.0

	$617.6	$5.4	$612.2

(1)

As of May 31, 2013, the Company designated $470.0 million as restricted cash related to the cash collateralization of the 7.125% Second-Priority Senior Secured Notes due 2021 (the “7 1/8% Notes”) issued in January 2013 and related interest costs. See Note 6 for additional information.

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, accrued compensation, and other accrued liabilities, approximate fair value because of their short maturities.

The estimated fair value and principal amount for the Company’s outstanding debt is presented below:

	Fair Value		Principal Amount
	May 31, 2013	November 30, 2012	May 31, 2013	November 30, 2012
	(In millions)
Term loan	$46.3	$47.5	$46.3	$47.5
7 1/8% Notes	489.9	—	460.0	—
4 1/16% Debentures	318.5	246.0	200.0	200.0
Other debt	1.1	1.2	1.1	1.2

	$855.8	$294.7	$707.4	$248.7

The fair values of the 7 1/8% Notes and 4 1/16% Debentures were determined using broker quotes that are based on open markets of the Company’s debt securities as of May 31, 2013 and November 30, 2012 (both Level 2 securities). The fair value of the term loan and other debt was determined to approximate carrying value.

b. Accounts Receivable

	May 31, 2013	November 30, 2012
	(In millions)
Billed	$74.1	$49.4
Unbilled	67.2	62.0

Total receivables under long-term contracts	141.3	111.4
Other receivables	0.7	0.1

Accounts receivable	$142.0	$111.5

c. Inventories

	May 31, 2013	November 30, 2012
	(In millions)
Long-term contracts at average cost	$267.4	$256.4
Progress payments	(208.5)	(209.9)

Total long-term contract inventories	58.9	46.5
Work in progress	0.3	0.4

Total other inventories	0.3	0.4

Inventories	$59.2	$46.9

d. Property, Plant and Equipment, net

	May 31, 2013	November 30, 2012
	(In millions)
Land	$29.6	$29.6
Buildings and improvements	159.8	158.5
Machinery and equipment	348.0	343.5
Construction-in-progress including capitalized enterprise resource planning expenditures of $40.4 million and $23.4 million as of May 31, 2013 and November 30, 2012, respectively	52.2	36.9

	589.6	568.5
Less: accumulated depreciation	(433.7)	(424.6)

Property, plant and equipment, net	$155.9	$143.9

e. Other Noncurrent Assets, net

	May 31, 2013	November 30, 2012
	(In millions)
Deferred financing costs	$19.8	$7.0
Recoverable from the U.S. government for conditional asset retirement obligations	14.6	13.8
Grantor trust	11.8	12.1
Other	16.3	18.2

Other noncurrent assets, net	$62.5	$51.1

f. Other Current Liabilities

	May 31, 2013	November 30, 2012
	(In millions)
Accrued compensation and employee benefits	$57.9	$49.6
Interest payable	13.0	6.3
Contract loss provisions	5.0	5.7
Legal settlements	2.6	7.0
Other	47.8	34.7

Other current liabilities	$126.3	$103.3

g. Other Noncurrent Liabilities

	May 31, 2013	November 30, 2012
	(In millions)
Conditional asset retirement obligations	$21.4	$20.8
Pension benefits, non-qualified	18.7	18.9
Deferred compensation	9.1	8.4
Deferred revenue	8.3	8.6
Legal settlements	0.3	2.3
Other	9.6	9.5

Other noncurrent liabilities	$67.4	$68.5

h. Accumulated Other Comprehensive Loss, Net of Income Taxes

	May 31, 2013	November 30, 2012
	(In millions)
Actuarial losses, net	$(444.8)	$(491.0)
Prior service credits	4.3	4.7

Accumulated other comprehensive loss, net of income taxes	$(440.5)	$(486.3)

Note 3.	Balance Sheet Accounts and Supplemental Disclosures

a.	Accounts Receivable

	As of November 30,
	2012	2011
	(In millions)
Billed	$49.4	$58.1
Unbilled	62.0	48.8

Total receivables under long-term contracts	111.4	106.9

Other receivables	0.1	0.1

Accounts receivable	$111.5	$107.0

The unbilled receivable amounts as of November 30, 2012 expected to be collected after one year is $0.8 million. Such amounts are billed either upon delivery of completed units or settlement of contracts.

b.	Inventories

	As of November 30,
	2012	2011
	(In millions)
Long-term contracts at average cost	$256.4	$262.4
Progress payments	(209.9)	(213.1)

Total long-term contract inventories	46.5	49.3

Work in progress	0.4	0.2

Total other inventories	0.4	0.2

Inventories	$46.9	$49.5

As of November 30, 2012 and 2011, long-term contract inventories included $6.4 million and $7.6 million, respectively, of deferred qualification costs. Realization of the deferred costs at November 30, 2012 is dependent upon receipt of future firm orders. The Company believes recovery of these costs to be probable and specifically identifiable to future contracts. In addition, long-term contract inventories included an allocation of general and administrative costs incurred throughout fiscal 2012 and fiscal 2011 to be $151.1 million and $151.7 million, respectively, and the cumulative amount of general and administrative costs in long-term contract inventories is estimated to be $4.4 million and $5.1 million at November 30, 2012 and 2011, respectively.

c.	Property, Plant and Equipment, net

	As of November 30,
	2012	2011
	(In millions)
Land	$29.6	$32.8
Buildings and improvements	158.5	153.9
Machinery and equipment	343.5	349.0
Construction-in-progress	36.9	17.4

	568.5	553.1
Less: accumulated depreciation	(424.6)	(426.2)

Property, plant and equipment, net	$143.9	$126.9

Depreciation expense for fiscal 2012, 2011, and 2010 was $19.3 million, $21.8 million, and $25.2 million, respectively.

d.	Intangible Assets

As of November 30, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Customer related	$10.7	$5.4	$5.3
Acquired technology	18.3	9.7	8.6

Intangible assets	$29.0	$15.1	$13.9

As of November 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Customer related	$10.7	$4.6	$6.1
Acquired technology	18.3	9.0	9.3

Intangible assets	$29.0	$13.6	$15.4

Amortization expense related to intangible assets was $1.5 million in fiscal 2012 and 2011. Amortization expense related to intangible assets was $1.6 million in fiscal 2010. Amortization expense for fiscal 2013 related to intangible assets is estimated to be approximately $1.5 million. Amortization expense for fiscal 2014 through 2016 related to intangible assets is estimated to be approximately $1.4 million annually. Amortization expense for fiscal 2017 related to intangible assets is estimated to be approximately $1.3 million.

e.	Other Noncurrent Assets, net

	As of November 30,
	2012	2011
	(In millions)
Grantor trust	$12.1	$13.3
Recoverable from the U.S. government for conditional asset retirement obligations	13.8	12.3
Deferred financing costs	7.0	8.4
Other	18.2	23.7

Other noncurrent assets, net	$51.1	$57.7

The Company amortizes deferred financing costs over the estimated life of the related debt. Amortization of deferred financing costs was $2.9 million, $3.2 million, and $3.8 million in fiscal 2012, 2011, and 2010, respectively. In addition, the Company incurred charges of $1.3 million and $0.7 million in fiscal 2011 and 2010, respectively, related to amendments to the Company’s Senior Credit Facility.

f.	Other Current Liabilities

	As of November 30,
	2012	2011
	(In millions)
Accrued compensation and employee benefits	$49.6	$44.0
Legal settlements	7.0	10.7
Interest payable	6.3	7.9
Contract loss provisions	5.7	4.7
Other	34.7	36.8

Other current liabilities	$103.3	$104.1

g.	Other Noncurrent Liabilities

	As of November 30,
	2012	2011
	(In millions)
Legal settlements	$2.3	$8.3
Conditional asset retirement obligations	20.8	17.8
Deferred revenue	8.6	9.2
Deferred compensation	8.4	7.8
Pension benefits, non-qualified	18.9	16.1
Other	9.5	4.9

Other noncurrent liabilities	$68.5	$64.1

h.	Accumulated Other Comprehensive Loss, Net of Income Taxes

The components of accumulated other comprehensive loss, net of income taxes, related to the Company’s retirement benefit plans are as follows:

	As of November 30,
	2012	2011	2010
	(In millions)
Actuarial losses, net	$(491.0)	$(304.2)	$(285.9)
Prior service credits, net	4.7	4.8	4.7

Accumulated other comprehensive loss	$(486.3)	$(299.4)	$(281.2)

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit expense in fiscal 2013 are as follows:

	Pension Benefits	Medical and Life Benefits
	(In millions)
Recognized actuarial losses (gains), net	$94.7	$(2.1)
Recognition of prior service credits, net	—	(0.9)

	$94.7	$(3.0)